11 Intangible assets and goodwill (Details 2)	12 Months Ended
Dec. 31, 2020
Education Content [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Customer relationships - medicine [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	6 years
Customer relationships - other courses [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	4 years 6 months
Trademarks [member] | Bottom of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	19 years
Trademarks [member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	20 years
Developed technology [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years
Software [member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years